Note 7 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Future tax credits	$ 5,030	$ 3,827
Restructuring reserve	2,374
Employee benefits	2,440	3,119
Insurance	361	924
Other comprehensive loss	8,500	7,135
Interest	31	32
Future federal tax credits	443
Prepaid revenue	15,422	17,729
Other	715	472
Net operating loss carryovers	4,512
Total	39,828	33,238
Property basis and depreciation difference	11,750	12,786
481(a) adjustment		429
Inventory valuation	11,270	12,766
Intangibles	325	213
Earnings from equity investment		193
Pension	2,329	3,590
Total	25,674	29,977
Valuation allowance - non-current	3,865	1,891
Net deferred income tax (liability) asset	$ 10,289	$ 1,370